Goodwill, Software and Other Intangible Assets - Schedule of Components of Finite-lived Software and Other Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 2,029
Balance at end of year	2,592
Software [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	2,091	$ 1,694
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	4,061
Additions	833
Disposals	(42)
Adjustments	29
Balance at end of year	4,881
Software [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(2,367)
Amortization and impairment	427
Disposals	31
Adjustments	27
Balance at end of year	(2,790)
Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	56	100
Core deposit intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	575
Adjustments	58
Balance at end of year	633
Core deposit intangibles [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(475)
Amortization and impairment	51
Adjustments	51
Balance at end of year	(577)
Contract based [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	17	7
Contract based [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	20
Additions	10
Adjustments	2
Balance at end of year	32
Contract based [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(13)
Adjustments	2
Balance at end of year	(15)
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	285	88
Customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	239
Additions	242
Adjustments	17
Balance at end of year	498
Customer relationships [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(151)
Amortization and impairment	47
Adjustments	15
Balance at end of year	(213)
Finite Life Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Net book value	2,449	$ 1,889
Finite Life Intangible Assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	4,895
Additions	1,085
Disposals	(42)
Adjustments	106
Balance at end of year	6,044
Finite Life Intangible Assets [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(3,006)
Amortization and impairment	525
Disposals	31
Adjustments	95
Balance at end of year	$ (3,595)